RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Aggregate Investment in Company Common Stock	The aggregate investment in Company common stock at December 31, 2025 and 2024 was as follows:

	2025	2024
Number of shares (1)	4,121,315	4,663,239
Fair value	$705,486,659	$336,825,779
(1) Rounded to the nearest whole share.